Marketable securities (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Marketable Securities Held
The following tables summarize the carrying values of the marketable securities in the balance sheet:

	As at December 31, 2015
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains/(losses)	Carrying value
Sapura Kencana	206	22	228
Seadrill Partners - Common Units	247	(151)	96
Total	453	(129)	324

	As at December 31, 2014
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains/(losses)	Carrying value
Sapura Kencana	373	(48)	325
Seadrill Partners - Common Units	821	(395)	426
Total	1,194	(443)	751

Gross Realized Gains and Losses Related to Marketable Securities
The following table summarizes the gross realized gains and losses from purchases and sales of marketable securities during the years presented:

	Year ended December 31, 2015
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Sapura Kencana	—	—	—	(97)	—	—	(167)
Seadrill Partners - Common Units	—	—	—	(330)	—	—	(574)
Total	—	—	—	(427)	—	—	(741)

	Year ended December 31, 2014
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Petromena	6	—	—	—	10	—	—
Sapura Kencana	—	—	—	(456)	297	—	131
Seadrill Partners - Common Units	—	—	—	(395)	—	821	—
Total	6	—	—	(851)	307	821	131

	Year ended December 31, 2013
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Petromena	—	—	—	—	—	—	—
Sapura Kencana	—	—	333	—	—	416	—
Total	—	—	333	—	—	416	—